Principal Activities, Basis of Presentation, and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Principal Activities, Basis of Presentation, and Summary of Significant Accounting Policies

NOTE 1. Principal Activities, Basis of Presentation, and Summary of Significant Accounting Policies

(a) Principal Activities

GigaMedia Limited (referred to hereinafter as GigaMedia, our Company, we, us, or our) is a diversified provider of digital entertainment services, with a headquarters in Taipei, Taiwan.

Our digital entertainment service business operates a suite of play-for-fun digital entertainment services, mainly targeting online and mobile-device users across Asia.

(b) Basis of Presentation

The accompanying consolidated financial statements of our Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(c) Summary of significant accounting policies

Principles of Consolidation

The consolidated financial statements include the accounts of GigaMedia and its subsidiaries after elimination of all inter-company accounts and transactions.

Foreign Currency Transactions

The functional currency of each individual consolidated entity is determined based on the primary economic environment in which the entity operates. Foreign currency transactions denominated in currencies other than the functional currencies are translated into the functional currency using the exchange rate prevailing on the transactions dates. At year-end, the balances of foreign currency monetary assets and liabilities are recorded based on prevailing exchange rates and any resulting gains or losses are included in other income and expenses. For the Investments in debt securities that are classified as either trading or available for sale that is denominated in a foreign currency, see Note 1(c), Summary of significant accounting policies - Investment in Securities, for additional information.

Translation of Foreign Currency Financial Statements

The reporting currency of our Company is the U.S. dollars. The functional currency of some of our Company’s subsidiaries is the local currency of the respective entity. Accordingly, the financial statements of the foreign subsidiaries were translated into U.S. dollars at the following exchange rates: assets and liabilities — current rate on the balance sheet date; shareholders’ equity — historical rates; income and expenses — average rate during the period. Cumulative translation adjustments resulting from this process are charged or credited to other comprehensive income.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Management bases its estimates on historical experience and on assumptions that it believes are reasonable. Management assesses these estimates on a regular basis; however, actual results could differ from those estimates. Items subject to such estimates and assumptions include but not limit to the deferral and breakage of revenues; the fair value of unquoted debt and equity securities, the useful lives of property, plant and equipment and right-of-use assets; allowances for credit losses; the valuation of deferred tax assets, long-lived assets, investments and share-based compensation; and accrued pension liabilities (prepaid pension assets), income tax uncertainties and other contingencies. We believe the critical accounting policies listed below affect management’s judgments and estimates used in the preparation of the consolidated financial statements.

Revenue Recognition and Deferral

General

Our recognition of revenue from contracts with customers is in accordance with the five-step revenue recognition model: (1) identify the contract with a customer; (2) identify the performance obligation in the contract; (3) determine the transaction price; (4) allocate the transaction price to each performance obligation; and (5) recognize revenue when or as we satisfy a performance obligation.

Sales taxes assessed by governmental authorities on our revenue transactions are presented on a net basis of digital entertainment service revenues in our consolidated financial statements.

In addition to the aforementioned general policies, the following are the specific revenue recognition policies for revenue from contracts with customers.

Digital Entertainment Product and Service Revenues

Digital entertainment product and service revenues are mainly generated through sale of virtual points and in-game items, and those virtual goods purchased in our games can only be consumed in our games. Therefore, we regard the sale of a virtual good as a service, where the related performance obligation is satisfied over time, and revenues are recognized by measuring progress toward satisfying the performance obligation in a manner that best depicts the transfer of goods or services to the customer. Accordingly, we recognize revenues from the sale of virtual goods over the period of time using the output method, which is generally the estimated service period.

Digital entertainment product and service revenues are generated through the sale of virtual points, prepaid cards and game packs via various third-party storefronts, distributors and payment channels, including but not limited to the “Google Play Store,” the “Apple App Store,” convenience stores, telecom service providers and other payment service providers. Proceeds from sales of prepaid cards and game packs, net of sales discounts, and virtual points are deferred when received, and revenue is recognized upon the actual usage of the playing time or in-game virtual items by the end-users, or over the estimated useful life of virtual items, when the game is terminated and the period of refund claim for any sold virtual items is ended in accordance with our published policy, or when the likelihood of the customer exercising the remaining rights becomes remote. (Please see “Deferred Revenues and Breakage” below for more discussion of accounting treatments of the unexercised rights.)

Estimated Service Period

The virtual goods for our games may have different service periods. We use the weighted average number of days of a player’s payment interval as the estimate for the service period of each game. We evaluate the appropriateness of such estimates quarterly to see if they are in line with our observations in the operations. We believe this provides a reasonable depiction of the transfer of services to our customers, as it is the best representation of the time period during which our customers play our games. Determining the estimated service period is subjective and requires management’s judgment. Future usage patterns may differ from historical ones and therefore, the estimated service period may change in the future. The estimated service periods for players of our current games are generally less than 6 months.

Principal Agent Considerations

For the revenues generated from our digital entertainment offerings which are licensed to us for using, marketing, distributing, selling and publishing, and for the sales of our products and services via third-party storefronts and other channels, we evaluate to determine whether our revenues should be reported on a gross or net basis. Key indicators that we evaluate in determining whether we are the principal in the sale (gross reporting) or an agent (net reporting) include, but are not limited to:

•
which party is primarily responsible for fulfilling the promise to provide the specified good or service; and
•
which party has discretion in establishing the price for the specified good or service.

Based on our evaluation of various indicators, we report revenues on a gross basis for games that we publish and operate, as we are, and we present ourselves as, responsible for fulfilling the promise of delivering the virtual goods in the game and maintaining the game environment for customers’ consumption of such virtual goods. We have the discretion in establishing the price for those virtual goods, including the power to decide the range and extent of price discount or quantity discount, while the licensors or the third-party channels charge a fixed percentage of fees for such sales. And any loss on the receivables has to be absorbed by us and not the third-party channels.

Deferred Revenues and Breakage

Deferred revenues representing contract liabilities consist mainly of the advanced income related to our digital entertainment business. Deferred revenue represents proceeds received relating to the sale of virtual points and in-game items that are activated or charged to the respective user account by users, but which have not been consumed by the users or expired. Deferred revenue is credited to profit or loss when the virtual points and in-game items are consumed or have expired. Pursuant to relevant requirements in Taiwan, as of December 31, 2024 and 2023, cash totaling $313 thousand and $313 thousand, respectively, had been deposited in escrow accounts in banks mainly as a performance bond for the users’ prepayments and virtual points, and is included within restricted cash in the consolidated balance sheets.

For deferred revenues, some users may not exercise all of their contractual rights, and those unexercised rights are referred to as breakage. We estimate and recognize the breakage amount as revenue when the likelihood of the customer exercising the remaining rights becomes remote. We consider a variety of data points when determining the estimated breakage amount, including the time when we ceased selling prepaid products for certain services and when such prepaid products were last used in charging users’ accounts.

Prepaid Licensing and Royalty Fees

Our Company, through our subsidiaries, routinely enters into agreements with licensors to acquire licenses for using, marketing, distributing, selling and publishing digital entertainment offerings.

Prepaid licensing fees paid to licensors are amortized on a straight-line basis over the shorter of the estimated useful economic life of the relevant product and service or license period, which is usually within one to two years.

Prepaid royalty fees and related costs are initially deferred when paid to licensors and amortized as operating costs based on certain percentages of revenues generated by the licensee from operating the related digital entertainment product and service in the specific country or region over the contract period.

Fair Value Measurements

Our Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. We determine fair value based on assumptions that market participants would use in pricing an asset or a liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•
Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
•
Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
•
Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

Our Company generally determines or calculates the fair value of financial instruments using quoted market prices in active markets when such information is available; otherwise we apply appropriate present value or other valuation techniques, such as the income approach, incorporating adjusted available market discount rate information and our Company’s estimates for non-performance and liquidity risk, or the market approach, where we derive the implied value of financial instruments for the target company from a recent transaction involving the target company’s own securities. These techniques rely extensively on the use of a number of assumptions, including the discount rate, credit spreads, and estimates of future cash flows. (Please see Note 4, “Fair Value Measurements”, for additional information.)

Cash Equivalents, Restricted Cash and Presentation of Statements of Cash Flows

Cash equivalents are short-term, highly liquid investments that are readily convertible to known amounts of cash and so near to their maturity that they present relatively insignificant risk from changes in interest rates. Commercial paper, negotiable certificates of deposit, time deposits and bank acceptances with original maturities of three months or less are considered to be cash equivalents.

Our consolidated statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Amounts generally described as restricted cash and restricted cash equivalents are included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the consolidated statement of cash flows.

Investment in Securities

Debt securities

Debt securities for which we have the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost. Debt securities held primarily for the purpose of selling in the near term are classified as trading securities and are reported at fair value, with unrealized gains and losses included in income.

Debt securities not classified as held-to-maturity or trading are classified as available-for-sale and are reported at fair value with unrealized gains and losses, net of income taxes, as a separate component of other comprehensive income. When a trading or available-for-sale security is denominated in a foreign currency, changes in the exchange rate between the foreign currency and an entity’s functional currency affect the security’s fair value. Therefore, under the Accounting Standards Codification ("ASC") 320, Investments—Debt Securities, the trading or available-for-sale security must be remeasured from the foreign currency to the functional currency as of each reporting date by using the current exchange rate to determine the fair value of the security. The entire change in the security’s fair value (including the portion related to a change in the exchange rates) is classified in accordance with ASC 320.

Losses on debt security transactions and declines in value that are determined to be the result of credit losses, if any, are reported in the consolidated statements of operations. In evaluating credit losses on the debt securities, management first considers whether the fair value is less than amortized cost. An impairment exists if the fair value of the investment is less than its amortized cost basis. Secondly, the intent or requirement to sell the securities is analyzed. If we intend to sell the debt security, or more likely than not will be required to sell the security before recovery of its amortized cost basis, any allowance for credit losses shall be written off and the amortized cost basis shall be written down to the debt security’s fair value at the reporting date, with any incremental impairment reported in the consolidated statements of operations. Subsequently, it shall be determined whether the decline in fair value below the amortized cost basis has resulted from a credit loss, considering comprehensive factors including but not limited to changes in industry or area, in technology or changes that indicate likely or realized failure of the issue of the security to make scheduled interest or principal payments. Unrealized gains on credit-related recoveries are reported in the consolidated statements of operations.

Equity securities

Equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) are to be measured at fair value with changes in fair value recognized in net income.

Receivables

Accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. Our Company maintains an allowance for credit losses for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management adopts a current expected credit loss model based on expected losses. The measurement of expected losses is based on relevant information about past events, including historical losses adjusted to take into account the amount of receivables in dispute, and the current receivables aging and current payment patterns, as well as reasonable and supportable forecasts that affect the collectability of reported amounts. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Property, Plant and Equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is recorded on a straight-line basis over useful lives that correspond to categories as follows:

Categories	Years
Information and communication equipment	4
Office furniture and equipment	6
Leasehold improvements	Shorter of 5 or lease term

Leasehold improvements are amortized over the shorter of the term of the lease or the economic useful life of the assets. Improvements and replacements are capitalized and depreciated over their estimated useful lives, while ordinary repairs and maintenance are expensed as incurred.

Software Cost

We capitalize certain costs incurred to purchase computer software. These capitalized costs are amortized on a straight-line basis over the shorter of the useful economic life of the software or its contractual license period, which is typically one to three years.

Impairment of Long-Lived Assets

Long-lived assets other than goodwill not being amortized are reviewed for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value of an asset might not be recoverable from its related future undiscounted cash flows. If such assets are considered to be impaired, the impairment to be recognized is measured by the extent to which the carrying amount of the assets exceeds the estimated fair value of the assets. Fair value is determined through various valuation techniques, including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. When impairment is identified, the carrying amount of the asset is reduced to its estimated fair value, and is recognized as a loss from operations. (Please see Note 4, “Fair Value Measurements”, for additional information.)

Product Development and Engineering

Product development and engineering expenses primarily consist of research compensation, depreciation and amortization, and are expensed as incurred.

Advertising

Costs of broadcast advertising are recorded as expenses as advertising airtime is used. Other advertising expenditures are expensed as incurred.

Advertising expenses incurred in 2024, 2023 and 2022 totaled $0.1 million, $0.2 million and $0.2 million, respectively and were included in selling and marketing expenses.

Leases

General

We determine if an arrangement is or contains a lease at contract inception. In certain situations, judgment may be required in determining if a contract contains a lease. For these arrangements, there is judgment in evaluating if the arrangement provides us with an asset that is physically distinct, or that represents substantially all of the capacity of the asset, and if we have the right to direct the use of the asset. Lease assets and liabilities are recognized based on the present value of future lease payments over the lease term at the commencement date. Included in the lease liability are future lease payments that are fixed, in-substance fixed, or are payments based on an index or rate known at the commencement date of the lease. Variable lease payments are recognized as lease expenses as incurred, and generally relate to variable payments made based on the level of services provided by the lessor of our leases. The operating lease right-of-use (“ROU”) asset also includes any lease payments made prior to commencement, initial direct costs incurred, and lease incentives received. As most of our leases do not provide an implicit rate, we generally use our incremental borrowing rate in determining the present value of future payments. The incremental borrowing rate represents the rate required to borrow funds over a similar term to purchase the leased asset, and is based on the information available at the commencement date of the lease. For leased assets with similar lease terms and asset type we applied a portfolio approach in determining a single incremental borrowing rate to apply to the leased assets.

In determining our lease liability, the lease term includes options to extend or terminate the lease when it is reasonably certain that we will exercise such option. Leases with an initial term of 12 months or less are not recorded on the balance sheet, and we recognize lease expense for these leases on a straight-line basis over the lease term.

Subsequently, lease liabilities are measured at amortized cost using the effective interest method, with interest expense recognized over the lease terms. When there is a change in a lease term, a change in future lease payments resulting from a change in an index or a rate used to determine those payments, or a change in the assessment of an option to purchase an underlying asset, our Company remeasures the lease liabilities with a corresponding adjustment to the ROU assets.

Operating lease ROU assets are presented in “Other assets” and operating lease liabilities are presented in “Other current liabilities” and “Lease liabilities” on our consolidated balance sheets.

Retirement Plan and Net Periodic Pension Cost

Under our defined benefit pension plan, net periodic pension cost, which includes service cost, interest cost, expected return on plan assets, amortization of unrecognized net transition obligation and gains or losses on plan assets, is recognized based on an actuarial valuation report. We recognize the funded status of pension plans and non-pension post-retirement benefit plans (retirement-related benefit plans) as an asset or a liability in the consolidated balance sheets.

Under our defined contribution pension plans, net periodic pension cost is recognized as incurred.

Government Assistance

Government subsidies received by our Company for employment support are recognized as non-operating income. If we have an obligation to repay any of the funds provided by government plus any penalties due to breach of the terms and conditions of the subsidy scheme, we estimate that obligation and recognize the amount as non-operating loss and a liability.

In 2022, a Hong Kong subsidiary of ours received subsidies from the first and the second tranches of Employment Support Scheme of the Hong Kong Government as a relief from the COVID-19 pandemic. The scheme provided time-limited financial support to employers to retain their employees who may otherwise be made redundant. Employers who participated in the scheme must provide an undertaking not to implement redundancy during the subsidy period and to spend all the wage subsidies on paying wages to their employees. The scheme was not effected in 2024 and 2023.

For the years ended December 31, 2024, 2023 and 2022, the amounts of government subsidies were $0, $0 and $44 thousand, respectively.

Income Taxes

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between financial reporting and tax bases of assets and liabilities. Deferred tax assets and liabilities, which are classified as noncurrent on the consolidated balance sheets, are measured using the enacted tax rate and laws that will be in effect when the related temporary differences are expected to reverse. A valuation allowance is established when necessary to reduce deferred tax assets to the amount that more-likely-than-not will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and loss carryforwards become deductible.

In addition, we recognize the financial statement impact of a tax position when it is more-likely-than-not that the position will be sustained upon examination. If the tax position meets the more-likely-than-not recognition threshold, the tax effect is measured at the largest amount that is greater than a 50% likelihood of being realized upon settlement. Interest and penalties on an underpayment of income taxes are reflected as income tax expense in the consolidated financial statements.

Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing the net income (loss) attributable to ordinary shareholders for the period by the weighted average number of ordinary shares outstanding during the period. Diluted earnings (loss) per share is computed by dividing the net earnings (loss) for the period by the weighted average number of ordinary shares and potential ordinary shares outstanding during the period. Potential ordinary shares, composed of incremental ordinary shares issuable upon the exercise of options in all periods, are included in the computation of diluted earnings (loss) per share to the extent such shares are dilutive. Diluted earnings (loss) per share also takes into consideration the effect of dilutive securities issued by subsidiaries. In a period in which a loss is incurred, only the weighted average number of ordinary shares issued and outstanding is used to compute the diluted loss per share, as the inclusion of potential ordinary shares would be anti-dilutive. Therefore, for the years ended December 31, 2024, 2023 and 2022, basic and diluted loss per share were $0.21, $0.31 and $0.25, respectively.

Segment Reporting

Our segment reporting is mainly based on lines of business. We use the management approach in determining reportable operating segments. The management approach considers the internal organization and reporting used by our Company’s chief operating decision maker (“CODM”) for making operating decisions, allocating resources and assessing performance as the source for determining our operating segments. Our Company’s CODM has been identified as the Chief Executive Officer.

Segment profit and loss is determined on a basis that is consistent with how our Company reports operating loss in its consolidated statements of operations. Because we operate only one segment, there are no intersegment transactions.

(d) Recently Adopted Accounting Pronouncements

Segment Reporting

In November 2023, the Financial Accounting Standards Board ("FASB") issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which updates reportable segment disclosure requirements primarily through enhanced disclosures about significant segment expenses. The amendments in the ASU:

•
Require that a public entity disclose, on an annual and interim basis, significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss (collectively referred to as the “significant expense principle”).
•
Require that a public entity disclose, on an annual and interim basis, an amount for other segment items by reportable segment and a description of its composition. The other segment items category is the difference between segment revenue less the segment expenses disclosed under the significant expense principle and each reported measure of segment profit or loss.
•
Require that a public entity provide all annual disclosures about a reportable segment’s profit or loss and assets currently required by Topic 280 in interim periods.
•
Clarify that if the CODM uses more than one measure of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources, a public entity may report one or more of those additional measures of segment profit. However, at least one of the reported segment profit or loss measures (or the single reported measure, if only one is disclosed) should be the measure that is most consistent with the measurement principles used in measuring the corresponding amounts in the public entity’s consolidated financial 3 statements. In other words, in addition to the measure that is most consistent with the measurement principles under U.S. GAAP, a public entity is not precluded from reporting additional measures of a segment’s profit or loss that are used by the CODM in assessing segment performance and deciding how to allocate resources.
•
Require that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources.
•
Require that a public entity that has a single reportable segment provide all the disclosures required by the amendments in this Update and all existing segment disclosures in Topic 280.

Our Company has adopted the amendments on January 1, 2024. Please refer to Note 18 for more information.

(e) Recent Accounting Pronouncements Not Yet Adopted

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative, to amend certain disclosure and presentation requirements for a variety of topics within the ASC. These amendments align the requirements in the ASC to the removal of certain disclosure requirements set out in Regulation S-X and Regulation S-K, announced by the SEC. The effective date for each amended topic in the ASC is either the date on which the SEC’s removal of the related disclosure requirement from Regulation S-X or Regulation S-K becomes effective, or on June 30, 2027, if the SEC has not removed the requirements by that date. Early adoption is prohibited. The adoption of this amendment is not expected to have a material impact on our Company’s financial position, results of operations, cash flows or financial statement disclosures.

In March 2024, the FASB issued ASU 2024-02, Codification Improvements — Amendments to Remove References to the Concepts Statements, which removes various references to concepts statements from the FASB Accounting Standards Codification. The amendments in this Update are effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The adoption of this amendment is not expected to have a material impact on our Company’s financial position, results of operations, cash flows or financial statement disclosures.

Income tax

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires a public business entity to disclose specific categories in its annual effective tax rate reconciliation and disaggregated information about significant reconciling items by jurisdiction and by nature. The ASU also requires entities to disclose their income tax payments (net of refunds received) to international, federal, and state and local jurisdictions in which income taxes paid (net of refunds received) is equal to or greater than 5 percent of total income taxes paid (net of refunds received). The guidance makes several other changes to income tax disclosure requirements. This guidance is effective for fiscal years beginning after December 15, 2024 and requires prospective application with the option to apply it retrospectively. Early adoption is permitted. The adoption of this amendment is not expected to have a material impact on our Company’s financial statement disclosures.

Income Statement

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires disaggregated disclosure of income statement expenses for public business entities. The ASU does not change or remove existing expense disclosure requirements. The ASU also does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. In January 2025, the FASB issued ASU 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date, to clarify the effective date of ASU 2024-03. This guidance is effective for fiscal years beginning after December 15, 2026, and interim reporting periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The adoption of this amendment is not expected to have a material impact on our Company’s financial statement disclosures.